Inventories and Supplies - Summary of Cost of Inventories and Supplies Recognized as Expense (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes Of Inventories [Abstract]
Cost of sales and services	₱ 10,951	₱ 15,965	₱ 15,525
Write-down of inventories and supplies (Note 5)	907	1,941	511
Repairs and maintenance	721	596	643
Inventories and supplies recognized as expense	₱ 12,579	₱ 18,502	₱ 16,679